INCOME TAX (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
U.S. statutory income tax rate	35.00%	35.00%	35.00%	35.00%
Foreign statutory income tax rate difference	(18.00%)	(18.00%)	(18.00%)	(18.00%)
Net permanent and temporary differences			(1.30%)	(2.60%)
Changes in valuation allowance	(17.00%)	(17.00%)	(15.70%)	(14.40%)
Effective income tax rate	0.00%	0.00%	0.00%	0.00%